Leases - Maturity Analysis of Finance Lease (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 25,763
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	911
Between 1 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	2,406
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 22,446